RESERVES (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
RESERVES [Abstract]
Share-based payments reserve	$ 2,287,301	$ 1,897,391	$ 861,973
Foreign currency translation reserve	(297,166)	68,917	318,122	$ 259,320
Capital reserve	$ 1,990,135	$ 1,966,308	$ 1,180,095